Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Financial instruments owned
Equities		$ 4,281,944	[1]	$ 529,984	[2],[3]	$ 562,051	[3]
U.S Treasury Bills		99,657,752	[4]	233,445,264	[4],[5]	189,143,720	[5]
FX forward contract	[2]			60,879
Customer-held fractional shares		127,456,614		108,252,531		45,528,829
Total financial assets		231,396,310		342,288,658		235,234,600
Liabilities
FX forward contract	[6]	34,885
Financial instruments sold not yet purchased	[6]
Equity options		4,952,733		2,196	[7]	2,083	[7]
Fractional share repurchase obligation		127,456,614	[6]	108,252,531	[6],[7]	45,528,829	[7]
Total financial liabilities		132,444,232		108,254,727	[7]	45,530,912	[7]
Level 1 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities		4,281,944	[1]	529,984	[2],[3]	562,051	[3]
U.S Treasury Bills		99,657,752	[4]	233,445,264	[4],[5]	189,143,720	[5]
FX forward contract	[2]			60,879
Customer-held fractional shares		127,456,614		108,252,531		45,528,829
Total financial assets		231,396,310		342,288,658		235,234,600
Liabilities
FX forward contract	[6]	34,885
Financial instruments sold not yet purchased	[6]
Equity options		4,952,733		2,196	[7]	2,083	[7]
Fractional share repurchase obligation		127,456,614	[6]	108,252,531	[6],[7]	45,528,829	[7]
Total financial liabilities		132,444,232		108,254,727	[7]	45,530,912	[7]
Level 2 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities			[1]		[2],[3]		[3]
U.S Treasury Bills			[4]		[4],[5]		[5]
Customer-held fractional shares
Total financial assets
Liabilities
FX forward contract	[6]
Financial instruments sold not yet purchased	[6]
Equity options					[7]		[7]
Fractional share repurchase obligation			[6]		[6],[7]		[7]
Total financial liabilities					[7]		[7]
Level 3 [Member] | Fair Value, Recurring [Member]
Financial instruments owned
Equities			[1]		[2],[3]		[3]
U.S Treasury Bills			[4]		[4],[5]		[5]
Customer-held fractional shares
Total financial assets
Liabilities
FX forward contract	[6]
Financial instruments sold not yet purchased	[6]
Equity options					[7]		[7]
Fractional share repurchase obligation			[6]		[6],[7]		[7]
Total financial liabilities					[7]		[7]

[1]	Fair value of equities are classified within prepaid expenses and other current assets on our condensed consolidated statements of financial position.
[2]	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on our condensed consolidated statements of financial position.
[3]	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the consolidated statements of financial position.
[4]	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash equivalents within our condensed consolidated statements of financial position.
[5]	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our consolidated statements of financial position.
[6]	Fair value of obligation is classified within payables due to customers on the condensed consolidated statements of financial position.
[7]	Fair value of obligation is classified within payables due to customers on the consolidated statements of financial position.